Schedule of fair value of financial instrument carried at fair value (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss	$ 337,742	$ 440,888	$ 336,920	$ 439,817	$ 172,412
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss		$ 440,888		$ 439,817